CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and Cash Equivalents	$ 4,640,603	$ 6,591,128
Accounts receivables	2,609,520	0
Note receivable	3,097,981
Other receivables	270,681	0
Prepayments	61,707	0
Total Current Assets	10,680,492	6,591,128
Right of use assets	2,813,186	0
Intangible asset, net	49,029	0
Total Assets:	13,542,707	6,591,128
Current Liabilities:
Account Payables	8,176	0
Accrued expenses	263,355	32,000
Tax payables	828,695	0
Amount due to related parties	416,501	1,754,515
Lease liabilities, current	569,865	0
Other payables	90,632	0
Total Current Liabilities	2,177,224	1,786,515
Lease liabilities, non- current	2,471,598	0
Total Liabilities	4,648,822	1,786,515
Stockholders' Equity:
Common Stock; $0.00 per share par value; 305,451,498 issued and outstanding at December 31, 2020 and 300,222,000 issued and outstanding at December 31, 2019*	0	0
Additional Paid in Capital	6,057,520	222,020
Share to be issued	0	5,000,000
Accumulated other comprehensive income	578,735	0
Retained Earnings/ (Accumulated Deficit)	2,257,630	(417,407)
Total Stockholders' Equity	8,893,885	4,804,613
Total Liabilities and Stockholders' Equity	$ 13,542,707	$ 6,591,128